Asset retirement obligations - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Asset Retirement Obligations [Line Items]
Beginning balance	$ 1,000,554	$ 467,737
Additional obligations recognized	5,184	28,655
Changes in estimated abandonment timing and costs	207,919	85,022
Obligations settled	(37,514)	(28,525)
Accretion	58,170	43,552
Changes in rates	(145,555)	439,849
Foreign exchange	(1,001)	(35,736)
Ending balance	$ 1,087,757	$ 1,000,554